Pruco Life Insurance Company	Christopher J. Madin Vice President, Corporate Counsel Pruco Life Insurance Company 280 Trumbull Street Hartford, CT 06103 (860) 534-6087 christopher.madin@prudential.com March 8, 2024

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:    Pruco Life Insurance Company (“Depositor”)
Pruco Life Variable Appreciable Account (“Registrant”) (File No. 811-03971)

Dear Commissioners:

Pruco Life Insurance Company (“We”), on behalf of the Registrant, has transmitted to contract owners the annual reports for the underlying funds for the period ending December 31, 2023.

Fund Company	1940 Act Registration No.
American Century Variable Portfolios, Inc.	811-05188
Advanced Series Trust ("AST")	811-05186
Janus Aspen Series	811-07736
MFS Variable Insurance Trust	811-08326
T. Rowe Price International Series Inc.	811-07145
The Prudential Series Fund, Inc.	811-03623

We understand that the Fund Companies each have filed or will file their reports with the Commission under separate cover.

If you have any questions regarding this filing, please contact me at (860) 534-6087.

Sincerely,

/s/ Christopher J. Madin
Christopher J. Madin

VIA EDGAR